PREPAID EXPENSES AND DEPOSITS	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
PREPAID EXPENSES AND DEPOSITS

5. PREPAID EXPENSES AND DEPOSITS

	April 30, 2023	October 31, 2022
Prepaid expenses	$67,418	$191,322
Deposits on inventory	317,864	475,458
Deposits	10,694	10,694
	$395,976	$677,474

Deposits on inventory relate to payment for inventory that is still to be received. During the six months ended April 30, 2023, the Company impaired deposits on inventory of $130,150 (October 31, 2022 – $Nil).

7. PREPAID EXPENSES AND DEPOSITS

	October 31, 2022	October 31, 2021	January 31, 2021
Prepaid expenses	$191,322	$18,246	$7,067
Deposits on inventory	475,458	56,261	111,302
Deposits	10,694	7,067	-
	$677,474	$81,574	$118,369